SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
SUBSEQUENT EVENTS [Text Block]
15.	SUBSEQUENT EVENTS

a)

On March 5, 2014, the Company and Mr. Robert McAllister has entered into a three year Joint Venture Agreement (" JV ") with Lexaria Corp. collectively, the " Parties "). Whereas the Company and Robert McAllister will source opportunities in the Business, and the terms and conditions on which the Parties will form a joint venture to jointly participate in, or offer specific opportunities within the Business (the " Joint Venture "), and Robert McAllister will join the Lexaria Corp. advisory board for the term of this Agreement. Lexaria Corp. issued the Company 1,000,000 shares and Robert McAllister 500,000 shares on signing of the Agreement.

b)

On March 10, 2014, the Company’s Board has appointed Mr. Matthew Chadwick and the Company entered into a Management Agreement with Matthew Chadwick as Senior Vice President of Marijuana Operations. The initial term of this agreement shall begin on the date of execution of this agreement and continue for six months. Thereafter the agreement will continue on a month-by-month basis pending cancelation by written notification with 30 days notice. In consideration for the services the Company will pay Mr. Matthew Chadwick CAD$25,000 per month.

c)

On March 11, 2014, Robert Chadwick and Clayton Newbury have joined the Company as advisors and have been paid a $1,000 honorarium each. Robert Chadwick will be issued a one-time 100,000 common shares of the Company. On March 11, 2014, the Company granted 100,000 stock options to Robert Chadwick with an exercise price of $0.68, 50,000 stock options vested immediately, 50,000 stock options vested on September 11, 2014, expiring March 11, 2019. The Company also granted 100,000 options to Clayton Newbury with an exercise price of $0.68, 50,000 stock options vested immediately, 50,000 stock options vested on September 11, 2014, expiring March 11, 2019.

d)

As per the terms of the Joint Venture Agreement dated January 16, 2014 with World of Marihuana Productions Ltd., the Company made a payment of $200,000 and issued 1,000,000 at a price of $0.68 per share to 0984329 B.C. LTD, the Company now owns 31% of World of Marihuana Productions Ltd.

e)	On March 14, 2014, the Company signed a six month contract for $21,735 with The Money Channel to provide services for national television, internet and radio media campaign.

f)	On March 14, 2014, 815,310 warrants from previous private placements were exercised into 815,310 common shares of the Company for net proceeds of $163,062.

g)

On March 14, 2014, the Company accepted and received gross proceeds from a director of the Company of CAD$8,250 (US$7,500), for the exercise of 50,000 stock options at an exercise price of $0.15, into 50,000 common shares of the Company.

h)	On March 17, 2014, 1,548,000 warrants from previous private placements were exercised into 1,548,000 common shares of the Company for net proceeds of US$289,475.

i)

On March 25, 2014, Enertopia Corp (the “Company”) accepted and received gross proceeds of $67,750, for the exercise of 325,000 stock options at $0.06 to $0.25 each, into 325,000 common shares of the Company.

j)	On March 25, 2014, 1,095,000 warrants from previous private placements were exercised into 1,095,000 common shares of the Company for net proceeds of US$114,250.

k)

On March 26, 2014, the Company’s Board has appointed Dr. Robert Melamede as an Advisor to the Board of Directors’ and has been paid an honorarium of $2,500 for the first year of your participation on our Advisory Board. Enertopia will be issuing you 250,000 shares of common stock of the Company. On March 26, 2014 the Company has granted 500,000 stock options with an exercise price of $0.70, 250,000 stock options vest immediately and the remaining 250,000 stock options vest September 26, 2014, expiring March 26, 2019.

l)

On April 1, 2014, the Company has entered into a one year consulting agreement with Kristian Dagsaan to provide controller services for CAD$3,000 plus GST per month. The Company also granted 100,000 stock options vesting immediately, with an exercise price of $0.86, expiring April 1, 2019.

m)

On April 1, 2014, the Company entered into a 90 day investor relations contract for CAD $9,000 with Ken Faulkner. The Company also granted 100,000 stock options vesting immediately with an exercise price of $0.86, expiring April 1, 2019.

n)

On April 3, 2014, the Company entered into another 3 month Social Media/Web Marketing Agreement with Stuart Gray. In consideration for the services the Company will pay the Provider Stuart Gray a monthly fee of $5,000. Upon execution of the Agreement, the Company issued 100,000 stock options. The exercise price of the stock options is $0.72, 100,000 stock options vested immediately, expiring April 3, 2019.

o)	On April 3, 2014, 1,293,500 warrants from previous private placements were exercised into 1,293,500 common shares of the Company for net proceeds of US$177,950.

p)

On April 3, 2014, the Company accepted and received gross proceeds from past consultant of the Company of US$1,500 for the exercise of 25,000 stock options at an exercise price of $0.06, into 25,000 common shares of the Company.

q)

On April 8, 2014, the Company granted 50,000 stock options to a consultant of the Company, Taven White. The exercise price of the stock options is $0.50, 50,000 stock options vested immediately, expiring April 8, 2019.

r)

On April 10, the Company entered into a Letter of Intent with (" LOI ") shall set forth the basic terms of the recent discussions between Enertopia Corporation, or its wholly-owned subsidiary (" Enertopia ") and Lexaria Corp., or its wholly-owned subsidiary (" Lexaria ") (collectively, the " Parties ") with regard to the ownership by Enertopia of a 51% interest in the business, and the ownership by Lexaria of a 49% interest in the business of legally producing, manufacturing, propagating, importing/exporting, testing, researching and developing, and selling marihuana for medical purposes under the MMPR (the " Business "). In accordance with the terms of a formal and definitive Agreement to be entered into between Enertopia and Lexaria (the " Definitive Agreement "), Enertopia shall own 51% ownership interest in the Business (the "Enertopia Ownership ") and Lexaria shall own 49% ownership interest in the Business (the “Lexaria Ownership”). Within 10 days, Enertopia shall contribute $45,000 and Lexaria shall contribute $55,000 to the Business. A total of 500,000 Definitive Agreement Shares shall be issued to Enertopia, held in escrow (the " Escrow Shares ") by Lexaria's solicitors until such date as the License (as hereinafter defined) has been obtained by Enertopia (the " Effective Date ").

s)

Letter of intent, to be executed on behalf of a corporation to be incorporated by Lexaria Corp. and Enertopia Corporation(Lessee) and Mr. Jeff Paikin of XXXX Ontario Inc. (Lessor) sets out the Lessee’s and Lessor’s shared intent to enter into a lease agreement (the “Lease”) for warehouse space (the “Leased Premises”) in the building located at XXXXX, Ontario (the “Building”).The Company issued the 38,297 common shares at a deemed price of $0.47 per the terms of the Letter of Intent to lease space in Ontario to Jeff Paikin Enterprises Inc..

16.	SUBSEQUENT EVENTS

(a)

On September 17, 2013 the Company entered into an AMI Participation Agreement with Downhole Energy LLC to participate in 100% gross interest and 75% net revenue interest for drilling, completion and production of up to 100 oil wells on certain oil and gas leases covering 2,924 in the historic field located in Forest and Venango counties, Pennsylvania. On execution of this agreement the company issued 100,000 of its common shares to Downhole Energy LLC.

(b)	On October 4, 2013 the Company entered into a consulting agreement with Olibri Acquisitions and issued 750,000 common shares of the Company for services provided in oil and gas consulting..

(c)

The Company has entered into a Letter of Intent Agreement (“LOI”) on November 1, 2013 with 0984329 BC Ltd. (the “Vendor”) where the Company wishes to buy and the Vendor wishes to sell 51% of the issued and outstanding capital stock of the Vendor. The Vendor is the owner, operator of a Medical Marihuana operation located at 33420 Cardinal Street, Mission, British Columbia, Canada. Until such time as the Vendor and the Company enter into a Definitive Agreement, the Parties agree that all terms of this LOI are and shall serve only as an expression of interest between the Vendor and the Company. This LOI is not comprehensive and no business relationship is created between the Vendor and the Company unless and until such time as negotiations between the Parties result in the consummation of a Definitive Agreement and such Definitive Agreement is ratified by their respective authorized representatives. On the execution of the LOI, the Company issued 10,000,000 of its common shares to the Vendor.

(d)	On November 5, 2013 the Company granted 675,000 stock options to directors, officers, and consultant of the Company with an exercise price of $0.06 vested immediately, expiring November 5, 2018.

(e)	On November 18, 2013, the Company granted 25,000 stock options to consultant of the Company with an exercise price of $0.09 vested immediately, expiring November 18, 2018.

(f)

On November 18, 2013, the Company entered into an investor relations contract with Coal Harbour Communications Inc. The initial term of this agreement shall begin on the date of execution of this Agreement and continue for two months . Thereafter the agreement will continue on a month-by-month basis pending cancelation by written notification with 30 days notice. In consideration for the services the Company will pay the Provider a one-time payment of two hundred thousand shares (200,000) of restricted common stock in Enertopia Corporation. The stock will be issued in the name of Dale Paruk for 100,000 shares and Neil Blake for 100,000 shares. In consideration of the services provided, the Company shall pay Coal Harbour Communications, a monthly fee of $5,000 payable on the 1st day of each monthly period starting 60 days from the signing of this agreement and $500 per month to cover expenses incurred on the Company’s behalf. Any expenses above $500 per month must be pre-approved.

(g)

On November 26, the Company closed the first tranche of a private placement of 2,720,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$136,000 (US$136,000). Each warrant will be exercisable into one further share at a price of US$0.10 per warrant share for a period of thirty six month following the close.

(h)

On December 2, 2013, the Company sold its investment in Pro Eco Energy Ltd. from its original purchase price of US$45,000 which gave the Company 900,000 shares or 8.25% interest in the Pro Eco on April 21, 2008 to Western Standard Energy Corp. for US$40,000. The terms of the purchase are as follows: a) $10,000 on the Closing date which is December 02, 2013; b) $10,000 on or before December 31, 2013; c) $10,000 on or before January 31, 2014; d) $10,000 on or before February 28, 2014.

(i)	On November 29, 2013, its wholly-owned subsidiary, Target Energy, Inc was closed and dissolve .